CONSOLIDATED STATEMENTS OF RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Of Cash Flow [Abstract]
Cash and cash equivalents	$ 103,961	$ 86,591	$ 81,859
Restricted cash - current	736	541	2,592
Restricted cash - long-term	54	13	12
Cash, cash equivalents and restricted cash	$ 104,751	$ 87,145	$ 84,463